Cover - shares	12 Months Ended
	Nov. 30, 2022	Jun. 10, 2023
Cover [Abstract]
Entity Registrant Name	INTELLIPHARMACEUTICS INTERNATIONAL INC.
Entity Central Index Key	0001474835
Document Type	20-F/A
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--11-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Nov. 30, 2022
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		33,092,665
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-53805
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	30 Worcester Road
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M9W 5X2
Icfr Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Auditor Firm Id	1930
Contact Personnel Name	true